Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward	$ 42,698	$ 27,325
Tax credits	13,387	5,099
Deferred revenue	224	4,601
Accruals and reserves	3,449	4,336
Inventories	1,850	2,176
Stock-based compensation	16,179	129
Other	117	52
Total deferred tax assets	77,904	43,718
Deferred tax liabilities:
Depreciation and amortization	(1,203)	(1,820)
Prepaids	(1,149)	(427)
Total deferred tax liabilities	(2,352)	(2,247)
Net deferred tax assets before valuation allowance	75,552	41,471
Valuation allowance	(75,558)	(41,473)
Net deferred tax assets (liabilities)	$ (6)	$ (2)